Expense Example, No Redemption - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Defensive Equity Fund - Class C	Sep. 30, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	$ 766